Document And Entity Information	Oct. 23, 2025
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Document Period End Date	Oct. 23, 2025
Entity Registrant Name	GBank Financial Holdings Inc.
Entity Central Index Key	0001791145
Entity Emerging Growth Company	true
Entity File Number	001-42621
Entity Incorporation, State or Country Code	NV
Entity Tax Identification Number	82-3869786
Entity Address, Address Line One	9115 West Russell Road
Entity Address, Address Line Two	Suite 110
Entity Address, City or Town	Las Vegas
Entity Address, State or Province	NV
Entity Address, Postal Zip Code	89148
City Area Code	(702)
Local Phone Number	851-4200
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Ex Transition Period	false
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	GBFH
Security Exchange Name	NASDAQ
Amendment Description	This Amendment No. 1 on Form 8-K/A (this “Amendment No. 1”) amends the Current Report on Form 8-K (the “Initial Form 8-K”) filed with the Securities and Exchange Commission on October 23, 2025 by GBank Financial Holdings Inc. (the "Company"). In the Initial Form 8-K, the Company stated that it would release its third quarter 2025 financial results after the market closes on Monday, October 27, 2025. The Company will release its third quarter 2025 financial results after the market closes on Tuesday, October 28, 2025. The timing of the quarterly earnings call is unchanged.